ORGANIZATION AND BUSINESS OPERATIONS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 – ORGANIZATION AND BUSINESS OPERATIONS

Arrayit Corporation (the “Company” or “Arrayit”) is a Nevada Corporation that entered into the life sciences in 1996.  Arrayit is a leading edge developer, manufacturer and marketer of next-generation life science tools and integrated systems for the large scale analysis of genetic variation, biological function and diagnostics. Using Arrayit’s proprietary technologies, the Company provides a comprehensive line of products and services that currently serve the sequencing, genotyping, gene expression and protein analysis markets, and the Company expects to enter the market for molecular diagnostics.

Arrayit has earned respect as a leader in the health care and life sciences industries with its proven expertise in three key areas: the development and support of microarray tools and components, custom printing and analysis of microarrays for research, and the identification and development of diagnostic microarrays and tools for early detection of treatable disease states. As a result, Arrayit has provided tools and services to thousands of the leading genomic research centers, pharmaceutical companies, academic institutions, clinical research organizations, government agencies and biotechnology companies worldwide.

The Company’s patented tools and trade secrets provide researchers around the world with the performance, throughput, cost effectiveness and flexibility necessary to perform the billions of genetic tests needed to extract valuable medical information. The Company believes this information will enable researchers to correlate genetic variation and biological function, which will enhance drug discovery, drug development and clinical research, allowing diseases to be detected earlier and permitting better choices of drugs for individual patients.

Effective Thursday, March 19, 2009, the final steps of the business combination with Integrated Media Holdings, Inc (IMHI) were completed and the Company’s common stock began trading on the OTC Bulletin Boards as “ARYC”. In addition, the Company changed its name to “Arrayit Corporation”, was reincorporated to Nevada from Delaware, and reverse-split its common stock and Series A Convertible Preferred stock in the ratio of one for thirty shares. The reverse split was only applicable to the Company’s Class “A” Preferred shares and its Common Shares. The Class “C” Preferred Shares were not affected by the reverse split. The reverse split had no effect upon the convertible debt which fixed the amount of shares to be issued at 12,478,357 both pre and post split. As the March 19, 2009, Directors Resolution did not change the authorized share capital of the Company, the authorized number of Common Shares was reduced from 100,000,000 to 3,333,333. The Directors approved the reverse split to create a more orderly market for the trading of its Common Shares on the OTC BB.

On August 31, 2009, a majority of the stockholders provided written consent in lieu of a meeting to approve an increase in the authorized common shares of the Company from 3,333,333 to 480,000,000 and an increase in the authorized preferred shares of the Company from 166,667 to 20,000,000. A Certificate of Amendment to the Restated Certificate of Incorporation of the Company was filed on December 18, 2009.  The forgoing was published in form DEF 14-C on November 18, 2009.

The effects of the Reverse Stock Split have been reflected retroactively in the accompanying consolidated financial statements and notes thereto for all periods presented.

Arrayit has a December 31 year end.

Arrayit’s principal office is in Sunnyvale, California. Arrayit presently has nine employees.

Interim financial statements

The accompanying unaudited consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X, and, therefore, do not include all information and footnotes necessary for a complete presentation of financial position, results of operations, cash flows, and stockholders’ equity in conformity with accounting principles generally accepted in the United States of America. In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations and financial position have been included and all such adjustments are of a normal recurring nature.

These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in Arrayit’s Annual Report filed with the SEC on Form 10-KA. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the consolidated financial statements, which would substantially duplicate the disclosure contained in the audited financial statements for fiscal year 2011 as reported in Form 10-KA, have been omitted.